UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22118

Dreman Contrarian Funds

(Exact name of registrant as specified in charter)

Harborside Financial Center,

Plaza 10, Suite 800,

Jersey City, NJ 07311

(Address of principal executive offices) Zip code)

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10 Suite 800

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 952-6667

Date of fiscal year end: 10/31

Date of reporting period: 01/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Dreman Contrarian Funds

Dreman High Opportunity Fund

Schedule of Investments (Unaudited)

January 31, 2012

Shares		Value
Common Stocks — 99.8%
Consumer Discretionary — 10.1%
70,850	Best Buy Co., Inc.	$1,696,858
48,642	Carnival Corp.	1,468,988
123,850	Lowe’s Companies, Inc.	3,322,896
309,975	Staples, Inc.	4,534,934
		11,023,676
Consumer Staples — 7.9%
226,850	Altria Group, Inc.	6,442,540
28,272	Philip Morris International, Inc.	2,113,897
		8,556,437
Energy — 28.5%
82,390	Anadarko Petroleum Corp.	6,650,521
44,082	Apache Corp.	4,358,828
41,402	BP PLC ADR	1,900,766
201,245	Chesapeake Energy Corp.	4,252,307
75,720	ConocoPhillips	5,164,861
66,905	Devon Energy Corp.	4,269,208
39,707	EnCana Corp.	759,595
25,277	Occidental Petroleum Corp.	2,521,886
46,787	Valero Energy Corp.	1,122,420
		31,000,392
Financials — 19.2%
41,092	American Express Co.	2,060,353
260,377	Bank of America Corp.	1,856,488
136,570	Fifth Third Bancorp	1,776,776
74,825	Hartford Financial Services Group, Inc./The	1,310,934
99,820	JPMorgan Chase & Co.	3,723,286
150,860	KeyCorp	1,172,182
54,476	PNC Financial Services Group, Inc.	3,209,726
49,337	U.S. Bancorp	1,392,290
148,146	Wells Fargo & Co.	4,327,345
		20,829,380
Health Care — 9.8%
59,617	Aetna, Inc.	2,605,263
29,277	AstraZeneca PLC ADR	1,409,688
19,945	Eli Lilly & Co.	792,614
109,862	Pfizer, Inc.	2,351,047
66,500	UnitedHealth Group, Inc.	3,444,035
		10,602,647
Industrials — 15.7%
15,661	3M Co.	1,357,965
81,250	Eaton Corp.	3,983,687
29,622	Emerson Electric Co.	1,521,978
24,769	FedEx Corp.	2,266,116
188,345	General Electric Co.	3,523,935

4,122	Huntington Ingalls Industries, Inc. *	155,317
23,490	Northrop Grumman Corp.	1,363,595
36,372	United Technologies Corp.	2,849,746
		17,022,339
Information Technology — 4.1%
74,430	Cisco Systems, Inc.	1,461,061
61,720	Intel Corp.	1,630,642
47,817	Microsoft Corp.	1,412,036
		4,503,739
Materials — 4.5%
61,252	BHP Billiton Ltd. ADR	4,865,859
Total Common Stocks (Cost $100,507,041)		108,404,469
Exchange-Traded Funds — 0.2%
14,110	Financial Select Sector SPDR Fund	198,387
Total Exchange-Traded Funds (Cost $169,370)		198,387
Money Market Securities — 0.1%
119,771	Huntington Money Market Fund - Trust Shares, 0.010% (a) (b)	119,771
Total Money Market Securities (Cost $119,771)		119,771
Total Investments (Cost $100,796,182) — 100.1%		108,722,627
Liabilities in Excess of Other Assets — (0.1)%		(76,245)
Net Assets — 100.0%		$108,646,382

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of January 31, 2012.
*	Non-income producing security.
ADR	— American Depositary Receipt
PLC	— Public Liability Co.

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds

Dreman Contrarian Mid Cap Value Fund

Schedule of Investments (Unaudited)

January 31, 2012

Shares		Value
Common Stocks — 97.6%
Consumer Discretionary — 10.6%
635	Best Buy Co., Inc.	$15,208
450	Big Lots, Inc. *	17,771
350	Darden Restaurants, Inc.	16,055
950	Gap, Inc./The	18,031
420	Lear Corp.	17,598
640	Mattel, Inc.	19,840
1,080	Staples, Inc.	15,800
260	Whirlpool Corp.	14,123
		134,426
Consumer Staples — 5.4%
1,540	Dean Foods Co. *	16,570
235	Energizer Holdings, Inc. *	18,123
160	Lorillard, Inc.	17,182
390	Molson Coors Brewing Co., Class B	16,727
		68,602
Energy — 9.9%
600	Arch Coal, Inc.	8,658
873	Chesapeake Energy Corp.	18,446
350	Ensco PLC ADR	18,424
580	Marathon Oil Corp.	18,206
1,055	Nexen, Inc.	18,906
270	Transocean, Ltd.	12,771
470	Ultra Petroleum Corp. *	11,294
800	Valero Energy Corp.	19,192
		125,897
Financials — 16.8%
665	Allstate Corp./The	19,185
393	Ameriprise Financial, Inc.	21,045
576	Axis Capital Holdings, Ltd.	17,729
595	Comerica, Inc.	16,464
692	Discover Financial Services	18,809
1,680	Fifth Third Bancorp	21,857
1,064	Hartford Financial Services Group, Inc./The	18,641
930	Lincoln National Corp.	20,032
810	NASDAQ OMX Group, Inc./The *	20,072
309	PartnerRe, Ltd.	20,215
905	SunTrust Banks, Inc.	18,616
		212,665
Health Care — 4.4%
460	Agilent Technologies, Inc. *	19,536
390	CIGNA Corp.	17,484
315	Zimmer Holdings, Inc. *	19,136
		56,156

Industrials — 13.6%
590	General Cable Corp. *	18,207
580	Ingersoll-Rand PLC	20,265
260	L-3 Communications Holdings, Inc.	18,392
230	Norfolk Southern Corp.	16,606
250	Northrop Grumman Corp.	14,513
660	Oshkosh Corp. *	16,025
860	Pitney Bowes, Inc.	16,314
1,150	R.R. Donnelley & Sons Co.	13,064
480	URS Corp. *	19,752
570	Waste Management, Inc.	19,813
		172,951
Information Technology — 17.6%
1,570	Applied Materials, Inc.	19,280
460	Arrow Electronics, Inc. *	18,993
820	CA, Inc.	21,140
390	Computer Sciences Corp.	10,074
300	Fiserv, Inc. *	18,867
430	Harris Corp.	17,630
390	KLA-Tencor Corp.	19,941
526	Lexmark International, Inc., Class A	18,357
1,014	NCR Corp. *	18,992
1,201	Symantec Corp. *	20,645
627	Synopsys, Inc. *	18,296
1,057	Western Union Co./The	20,189
		222,404
Materials — 9.2%
257	Agrium, Inc.	20,627
1,730	Kinross Gold Corp.	19,532
420	Nucor Corp.	18,686
695	Owens-Illinois, Inc. *	16,715
290	Rock-Tenn Co., Class A	17,939
1,325	Yamana Gold, Inc.	22,883
		116,382
Real Estate Investment Trusts — 6.0%
1,415	Duke Realty Corp.	18,947
905	Hospitality Properties Trust	21,928
660	Mack-Cali Realty Corp.	18,982
735	Senior Housing Properties Trust	16,670
		76,527
Utilities — 4.1%
425	American Electric Power Co., Inc.	16,813
565	PPL Corp.	15,701
330	Sempra Energy	18,777
		51,291
Total Common Stocks (Cost $1,172,559)		1,237,301
Escrow Rights — 0.0%
15,000	Southern Energy Escrow Rights (a) *	—
Total Escrow Rights (Cost $—)		—

See accompanying notes which are an integral part of these schedule of investments.

Money Market Securities — 0.2%
2,268	Huntington Money Market Fund - Trust Shares, 0.010% (b) (c)	2,268
Total Money Market Securities (Cost $2,268)		2,268
Total Investments (Cost $1,174,827) — 97.8%		1,239,569
Other Assets in Excess of Liabilities — 2.2%		27,877
Net Assets — 100.0%		$1,267,446

(a)	Escrow rights issued in conjunction with bond reorganization. There are no market for these rights, therefore, these rights are considered to be illiquid and are valued according to the fair value procedures approved by the Trust.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of January 31, 2012.
*	Non-income producing security.
ADR	— American Depositary Receipt
PLC	— Public Liability Co.

Dreman Contrarian Funds

Dreman Contrarian Small Cap Value Fund

Schedule of Investments (Unaudited)

January 31, 2012

Shares		Value
Common Stocks — 96.3%
Consumer Discretionary — 13.3%
91,675	American Axle & Manufacturing Holdings, Inc. *	$1,105,600
25,144	Ascena Retail Group, Inc. *	889,343
39,950	Brinker International, Inc.	1,032,707
77,859	Cooper Tire & Rubber Co.	1,172,557
41,300	Hanesbrands, Inc. *	1,015,980
35,800	Helen of Troy, Ltd. *	1,151,686
36,650	International Speedway Corp., Class A	945,203
36,065	Jarden Corp.	1,215,030
7,667	John Wiley & Sons, Inc., Class A	348,005
83,601	Jones Group, Inc./The	763,277
12,182	Life Time Fitness, Inc. *	598,623
32,150	Meredith Corp.	1,012,403
106,317	Sonic Corp. *	728,271
26,150	Wolverine World Wide, Inc.	1,022,203

		13,000,888

Consumer Staples — 1.0%
17,651	Corn Products International, Inc.	979,454

Energy — 5.5%
21,610	Atwood Oceanics, Inc. *	993,628
20,229	Energen Corp.	974,431
55,510	James River Coal Co. *	349,158
32,000	Superior Energy Services, Inc. *	912,320
43,024	Tesoro Corp. *	1,076,891
49,884	W&T Offshore, Inc.	1,077,993

		5,384,421

Financials — 19.6%
15,786	Allied World Assurance Co. Holdings AG	971,313
41,650	Aspen Insurance Holdings, Ltd.	1,106,224
94,775	Associated Banc-Corp.	1,180,896
57,790	BancorpSouth, Inc.	648,982
21,209	Bank of Hawaii Corp.	969,675
10,910	Chemical Financial Corp.	246,893
8,125	City National Corp.	372,775
34,400	East West Bancorp, Inc.	755,424
46,325	Federated Investors, Inc., Class B	791,231
25,437	First Midwest Bancorp, Inc.	276,755
61,174	FirstMerit Corp.	959,820
112,575	Fulton Financial Corp.	1,045,822
14,693	Glacier Bancorp, Inc.	205,261
30,900	Hancock Holding Co.	1,025,880
25,075	Hanover Insurance Group, Inc.	911,727
6,900	Independent Bank Corp.	191,406

12,584	International Bancshares Corp.	241,864
7,525	Lakeland Financial Corp.	190,684
10,540	NBT Bancorp, Inc.	237,150
29,002	Platinum Underwriters Holdings, Ltd.	993,318
15,398	Prosperity Bancshares, Inc.	639,171
42,083	Protective Life Corp.	1,052,496
2,269	S&T Bancorp, Inc.	49,260
34,922	TCF Financial Corp.	350,617
11,375	Umpqua Holdings Corp.	138,434
35,950	Waddell & Reed Financial, Inc., Class A	986,827
72,675	Washington Federal, Inc.	1,145,358
23,120	Webster Financial Corp.	490,144
11,755	WesBanco, Inc.	234,630
23,406	Wintrust Financial Corp.	717,394

		19,127,431

Health Care — 5.2%
30,600	Charles River Laboratories International, Inc. *	1,033,362
24,520	LifePoint Hospitals, Inc. *	985,459
31,215	Owens & Minor, Inc.	949,248
46,300	PerkinElmer, Inc.	1,110,274
15,475	Teleflex, Inc.	946,915

		5,025,258

Industrials — 18.1%
72,554	Aircastle, Ltd.	1,023,011
16,200	Alliant Techsystems, Inc.	962,442
38,025	Barnes Group, Inc.	961,652
65,082	Briggs & Stratton Corp.	1,015,930
38,400	Brink’s Co./The	1,082,496
21,964	Carlisle Cos., Inc.	1,048,342
30,197	Curtiss-Wright Corp.	1,128,160
92,375	Diana Shipping, Inc. *	770,408
41,225	EMCOR Group, Inc.	1,188,517
37,000	EnerSys *	1,072,260
17,422	Esterline Technologies Corp. *	1,065,355
31,109	General Cable Corp. *	960,024
47,194	Geo Group, Inc./The *	829,671
46,925	ITT Corp.	1,020,149
22,025	Ryder System, Inc.	1,239,567
18,850	SPX Corp.	1,312,525
66,339	Tutor Perini Corp.	1,007,689

		17,688,198

Information Technology — 13.4%
168,175	Amkor Technology, Inc. *	963,643
85,090	Arris Group, Inc. *	993,851
16,300	CACI International, Inc., Class A *	956,647
22,775	DST Systems, Inc.	1,111,648
34,441	j2 Global, Inc.	928,529
30,189	JDA Software Group, Inc. *	889,670

See accompanying notes which are an integral part of these schedule of investments.

26,775	Lexmark International, Inc., Class A	934,448
52,650	Microsemi Corp. *	1,041,417
51,366	NCR Corp. *	962,085
25,225	Plantronics, Inc.	939,379
161,450	PMC – Sierra, Inc. *	1,049,425
62,324	QLogic Corp. *	1,079,452
20,283	Synaptics, Inc. *	777,042
24,932	Websense, Inc. *	471,215

		13,098,451

Materials — 8.2%
97,108	AuRico Gold, Inc. *	917,671
20,359	Cabot Corp.	736,996
43,021	Coeur d’Alene Mines Corp. *	1,189,961
15,272	HB Fuller Co.	437,085
46,627	Huntsman Corp.	593,562
29,720	Minefinders Corp., Ltd. *	421,430
44,525	Olin Corp.	988,455
30,875	OM Group, Inc. *	837,639
94,175	Thompson Creek Metals Co., Inc. *	793,895
58,417	Worthington Industries, Inc.	1,075,457

		7,992,151

Real Estate Investment Trusts — 7.3%
105,700	Brandywine Realty Trust	1,124,648
58,150	CBL & Associates Properties, Inc.	1,010,065
47,962	CommonWealth REIT	943,413
74,083	Duke Realty Corp.	991,971
41,269	Hospitality Properties Trust	999,948
47,500	Omega Healthcare Investors, Inc.	989,900
86,475	Pennsylvania Real Estate Investment Trust	1,061,913

		7,121,858

Utilities — 4.7%
10,675	Allete, Inc.	442,479
21,825	IDACORP, Inc.	919,924
60,687	NV Energy, Inc.	983,129
36,741	Portland General Electric Co.	916,321
49,975	TECO Energy, Inc.	902,049
14,700	Vectren Corp.	420,273

		4,584,175

Total Common Stocks (Cost $85,244,989)		94,002,285

Money Market Securities — 2.9%
2,831,118	Huntington Money Market Fund -Trust Shares, 0.010% (a) (b)	2,831,118

Total Money Market Securities (Cost $2,831,118)		2,831,118

Total Investments (Cost $88,076,107) — 99.2%		96,833,403

Other Assets in Excess of Liabilities — 0.8%		786,025

Net Assets — 100.0%		$97,619,428

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of January 31, 2012.
*	Non-income producing security.

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds

Dreman Market Over-Reaction Fund

Schedule of Investments (Unaudited)

January 31, 2012

Shares		Value
Common Stocks — 98.7%
Consumer Discretionary — 5.0%
2,854	Best Buy Co., Inc.	$68,353
1,800	Daimler AG (a)	100,134
7,504	Ford Motor Co.	93,200
3,592	General Motors Co. *	86,280
2,589	Volkswagen AG ADR	84,194

		432,161

Consumer Staples — 0.9%
2,639	Archer-Daniels-Midland Co.	75,555

Energy — 17.9%
784	Apache Corp.	77,522
1,784	BP PLC ADR	81,903
3,153	Chesapeake Energy Corp.	66,623
781	Chevron Corp.	80,505
730	China Petroleum & Chemical Corp. ADR	87,709
1,092	ConocoPhillips	74,485
1,211	Diamond Offshore Drilling, Inc.	75,445
1,791	Eni SpA ADR	79,700
970	Exxon Mobil Corp.	81,228
1,408	Lukoil ADR	82,143
2,889	Marathon Oil Corp.	90,686
2,331	Marathon Petroleum Corp.	89,091
1,451	Murphy Oil Corp.	86,480
2,890	Petroleo Brasileiro SA ADR	88,289
2,658	Repsol YPF SA ADR	73,653
1,101	Royal Dutch Shell PLC ADR	78,567
3,041	StatoilHydro ASA ADR	76,816
1,525	Total SA ADR	80,779
3,536	Valero Energy Corp.	84,829

		1,536,453

Financials — 31.2%
1,818	Aflac, Inc.	87,682
1,730	Ameriprise Financial, Inc.	92,641
9,552	Banco Bilbao Vizcaya Argentaria SA ADR	83,676
10,270	Banco Santander SA ADR	80,928
4,015	Bank of New York Mellon Corp./The	80,822
7,467	Barclays PLC ADR	101,029
4,089	BNP Paribas SA ADR	87,096
2,836	Brookfield Asset Management, Inc., Class A	86,413
1,105	Canadian Imperial Bank of Commerce	84,057
1,824	Capital One Financial Corp.	83,448

2,970	Citigroup, Inc.	91,238
3,344	Credit Suisse Group AG ADR	87,078
2,134	Deutsche Bank AG (a)	91,100
3,274	Discover Financial Services	88,987
2,021	HSBC Holdings PLC ADR	84,538
10,890	ING Groep NV ADR *	99,208
4,481	Itau Unibanco Holding SA ADR	89,441
2,487	JPMorgan Chase & Co.	92,765
2,315	KB Financial Group, Inc. ADR *	87,738
2,496	MetLife, Inc.	88,184
5,493	Morgan Stanley	102,444
1,455	PNC Financial Services Group, Inc.	85,729
1,558	Prudential Financial, Inc.	89,180
12,049	Royal Bank of Scotland Group PLC ADR *	101,453
1,119	Shinhan Financial Group Co., Ltd. ADR *	88,580
17,393	Societe Generale SA ADR	92,357
4,007	Sun Life Financial, Inc.	80,220
6,620	UBS AG *	89,966
3,222	United Overseas Bank, Ltd. ADR	88,669
3,064	Wells Fargo & Co.	89,499

		2,676,166

Health Care — 9.8%
1,897	Aetna, Inc.	82,899
1,687	AstraZeneca PLC ADR	81,229
1,233	Bayer AG ADR	86,951
1,763	CIGNA Corp.	79,035
2,031	Eli Lilly & Co.	80,712
2,102	Gilead Sciences, Inc. *	102,662
3,877	Pfizer, Inc.	82,968
2,241	Sanofi-Aventis ADR	83,208
1,939	Teva Pharmaceutical Industries, Ltd. ADR	87,507
1,119	WellPoint, Inc.	71,974

		839,145

Industrials — 4.8%
1,204	General Dynamics Corp.	83,269
1,362	Northrop Grumman Corp.	79,064
1,751	Raytheon Co.	84,030
785	Siemens AG ADR	74,018
7,230	Volvo AB ADR	93,267

		413,648

Information Technology — 7.4%
6,814	Applied Materials, Inc.	83,676
1,980	ASML Holding NV (b)	85,120
5,186	Corning, Inc.	66,744
5,037	Dell, Inc. *	86,788
2,802	Hewlett-Packard Co.	78,400
2,967	Microsoft Corp.	87,616

See accompanying notes which are an integral part of these schedule of investments.

4,328	Research In Motion, Ltd. *	71,975
9,661	Xerox Corp.	74,873

		635,192

Materials — 12.5%
1,074	Agrium, Inc.	86,199
1,141	BASF SE ADR	88,097
497	CF Industries Holdings, Inc.	88,158
1,153	Cliffs Natural Resources, Inc.	83,304
8,926	Companhia Siderurgica Nacional SA ADR	91,670
2,944	Dow Chemical Co./The	98,653
2,062	Freeport-McMoRan Copper & Gold, Inc., Class B	95,285
2,746	International Paper Co.	85,510
2,162	LyondellBasell Industries NV	93,182
931	POSCO ADR	85,429
2,258	Teck Resources, Ltd. , Class B	95,559
3,116	Vale SA ADR	78,835

		1,069,881

Real Estate Investment Trusts — 0.9%
4,648	Annaly Capital Management, Inc.	78,272

Telecommunication Services — 4.6%
2,603	BT Group PLC ADR	84,129
6,111	Koninklijke KPN NV ADR	66,977
5,226	SK Telecom Co., Ltd. ADR	73,216
2,024	Swisscom AG ADR	79,827
3,253	Tim Participacoes SA ADR	93,849

		397,998

Utilities — 3.7%
8,254	Centrais Eletricas Brasileiras SA ADR *	84,273
1,629	Empresa Nacional de Electricidad SA ADR	76,384
1,096	Entergy Corp.	76,040
1,975	RWE AG ADR	76,215

		312,912

Total Common Stocks (Cost $7,656,843)		8,467,383

Money Market Securities — 0.9%
74,327	Huntington Money Market Fund - Trust Shares, 0.010% (c) (d)	74,327

Total Money Market Securities (Cost $74,327)		74,327

Total Investments (Cost $7,731,170) — 99.6%		8,541,710

Other Assets in Excess of Liabilities — 0.4%		35,018

Net Assets — 100.0%		$8,576,728

(a)	Global Registered Shares.
(b)	New York Registry.
(c)	Investment in affiliate.
(d)	Rate disclosed is the seven day yield as of January 31, 2012.
*	Non-income producing security.
ADR	— American Depositary Receipt
PLC	— Public Liability Co.

Diversification of Assets

Country	Percentage
Brazil	6.2%
Canada	5.9%
Chile	0.9%
China	1.0%
France	4.0%
Germany	7.0%
Israel	1.0%
Italy	0.9%
Netherlands	4.9%
Norway	0.9%
Republic of South Korea	3.9%
Russian Federation	1.0%
Singapore	1.0%
Spain	2.8%
Sweden	1.1%
Switzerland	3.0%
United Kingdom	6.2%
United States	47.0%

Total	98.7%
Money Market Securities	0.9%
Other Assets in Excess of Liabilities	0.4%

Grand Total	100.0%

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds

Dreman Contrarian International Value Fund

Schedule of Investments (Unaudited)

January 31, 2012

Shares		Value
Common Stocks — 96.5%
Consumer Discretionary — 3.8%
865	Carnival PLC ADR	$25,985
1,340	Tata Motors Ltd. ADR	32,267

		58,252

Consumer Staples — 3.6%
532	Delhaize Group SA ADR	29,106
845	Unilever PLC ADR	27,370

		56,476

Energy — 19.1%
669	BP PLC ADR	30,714
666	Eni SpA ADR	29,637
529	Ensco PLC ADR	27,847
2,745	Gazprom ADR	33,077
523	Lukoil ADR	30,512
1,429	Nexen, Inc.	25,608
947	Petroleo Brasileiro SA ADR	28,931
412	Royal Dutch Shell PLC ADR	29,400
1,215	Statoil ASA ADR	30,691
571	Total SA ADR	30,246

		296,663

Financials — 24.5%
2,695	Allianz SE ADR	29,941
3,614	Banco Bilbao Vizcaya Argentaria SA ADR	31,659
3,568	Banco Santander SA ADR	28,116
2,187	Barclays PLC ADR	29,590
1,153	Credit Suisse Group AG ADR	30,024
699	Deutsche Bank AG (a)	29,840
671	HSBC Holdings PLC ADR	28,068
3,271	ING Groep NV ADR *	29,799
834	KB Financial Group, Inc. ADR *	31,609
7,034	Nomura Holdings, Inc. ADR	25,674
1,403	Prudential PLC ADR	31,133
4,409	Societe Generale SA ADR	23,412
4,822	Sumitomo Mitsui Financial Group, Inc. ADR	30,620

		379,485

Health Care — 11.8%
667	AstraZeneca PLC ADR	32,116
457	Bayer AG ADR	32,228
567	Covidien PLC	29,200
820	Sanofi-Aventis ADR	30,447
602	Smith & Nephew PLC ADR	29,269
652	Teva Pharmaceutical Industries, Ltd. ADR	29,425

		182,685

Industrials — 9.5%
1,492	ABB, Ltd. ADR *	31,078
1,555	BAE Systems PLC ADR	30,525
1,187	KOMATSU, Ltd. ADR	34,102
1,504	Seaspan Corp.	22,710
300	Siemens AG ADR	28,287

		146,702

Information Technology — 1.9%
1,899	Marvell Technology Group, Ltd. *	29,491

Materials — 13.6%
394	Agrium, Inc.	31,622
546	Barrick Gold Corp.	26,896
391	BASF SE ADR	30,189
376	BHP Billiton, Ltd. ADR	29,869
2,827	Kinross Gold Corp.	31,917
1,269	Vale SA ADR	32,106
1,679	Yamana Gold, Inc.	28,996

		211,595

Telecommunication Services — 8.7%
491	China Mobile, Ltd. ADR	25,080
1,045	Nippon Telegraph & Telephone Corp. ADR	26,156
2,182	SK Telecom Co., Ltd. ADR	30,570
1,460	Telefonica SA ADR	25,433
1,006	Vodafone Group PLC ADR	27,252

		134,491

Total Common Stocks (Cost $1,456,107)		1,495,840

Money Market Securities — 0.9%
13,230	Huntington U.S. Treasury Money Market Fund - Trust Shares, 0.000% (b) (c)	13,230

Total Money Market Securities (Cost $13,230)		13,230

Total Investments (Cost $1,469,337) — 97.4%		1,509,070

Other Assets in Excess of Liabilities — 2.6%		40,573

Net Assets — 100.0%		$1,549,643

(a)	Global Registered Shares.
(b)	Investment in affiliate.
(c)	Rate disclosed is the seven day yield as of January 31, 2012.
*	Non-income producing security.
ADR	— American Depositary Receipt
PLC	— Public Liability Co.

See accompanying notes which are an integral part of these schedule of investments.

Diversification of Assets

Country	Percentage
Australia	1.9%
Belgium	1.9%
Bermuda	1.9%
Brazil	3.9%
Canada	9.4%
France	5.4%
Germany	9.7%
Hong Kong	3.1%
India	2.1%
Ireland	1.9%
Israel	1.9%
Italy	1.9%
Japan	7.5%
Netherlands	3.8%
Norway	2.0%
Republic Of South Korea	4.0%
Russian Federation	4.1%
Spain	5.5%
Switzerland	4.0%
United Kingdom	20.6%

Total	96.5%
Money Market Securities	0.9%
Other Assets in Excess of Liabilities	2.6%

Grand Total	100.0%

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds

Dreman Contrarian Value Equity Fund

Schedule of Investments (Unaudited)

January 31, 2012

Shares		Value
Common Stocks — 94.1%
Consumer Discretionary — 9.1%
501	Best Buy Co., Inc.	$11,999
387	Carnival Corp.	11,687
696	Gap, Inc./The	13,210
901	Staples, Inc.	13,182
223	Whirlpool Corp.	12,113

		62,191

Consumer Staples — 3.7%
439	Altria Group, Inc.	12,468
171	Philip Morris International, Inc.	12,786

		25,254

Energy — 16.9%
157	Anadarko Petroleum Corp.	12,673
135	Apache Corp.	13,349
323	BP PLC ADR	14,829
618	Chesapeake Energy Corp.	13,058
171	ConocoPhillips	11,664
360	Halliburton Co.	13,241
156	Marathon Petroleum Corp.	5,962
700	Nabors Industries, Ltd. *	13,034
253	Transocean, Ltd.	11,967
252	Valero Energy Corp.	6,045

		115,822

Financials — 28.5%
460	Allstate Corp./The	13,271
275	Ameriprise Financial, Inc.	14,726
1,690	Bank of America Corp.	12,050
610	Bank of New York Mellon Corp./The	12,279
81	BlackRock, Inc.	14,742
427	Citigroup, Inc.	13,117
372	Comerica, Inc.	10,293
964	Fifth Third Bancorp	12,542
116	Goldman Sachs Group, Inc./The	12,931
696	Hartford Financial Services Group, Inc./The	12,194
362	JPMorgan Chase & Co.	13,503
376	MetLife, Inc.	13,284
212	PNC Financial Services Group, Inc.	12,491
668	SunTrust Banks, Inc.	13,741
479	Wells Fargo & Co.	13,992

		195,156

Health Care — 9.6%
225	Abbott Laboratories	12,184
558	PerkinElmer, Inc.	13,381
641	Pfizer, Inc.	13,717
257	UnitedHealth Group, Inc.	13,310
212	Zimmer Holdings, Inc. *	12,879

		65,471

Industrials — 9.3%
206	Alliant Techsystems, Inc.	12,238
685	General Electric Co.	12,816
404	Ingersoll-Rand PLC	14,116
180	L-3 Communications Holdings, Inc.	12,733
624	Pitney Bowes, Inc.	11,837

		63,740

Information Technology — 13.2%
1,155	Applied Materials, Inc.	14,183
649	Cisco Systems, Inc.	12,740
866	Corning, Inc.	11,145
510	Intel Corp.	13,474
452	Microsoft Corp.	13,348
729	Symantec Corp. *	12,531
461	Thomson Reuters Corp.	12,673

		90,094

Materials — 3.8%
220	Newmont Mining Corp.	13,526
737	Yamana Gold, Inc.	12,728

		26,254

Total Common Stocks (Cost $592,011)		643,982

Money Market Securities — 2.2%
15,190	Huntington Money Market Fund - Trust Shares, 0.010% (a) (b)	15,190

Total Money Market Securities (Cost $15,190)		15,190

Total Investments (Cost $607,201) — 96.3%		659,172

Other Assets in Excess of Liabilities — 3.7%		25,529

Net Assets — 100.0%		$684,701

(a)	Investment in affiliate.
(b)	Rate disclosed is the seven day yield as of January 31, 2012.
*	Non-income producing security.
ADR	— American Depositary Receipt
PLC	— Public Liability Co.

See accompanying notes which are an integral part of these schedule of investments.

Dreman Contrarian Funds (the “Funds”)

Notes to the Schedule of Investments - continued

January 31, 2012

(Unaudited)

Security Transactions and Related Income – The Funds follow industry practice and record security transactions the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, American Depositary Receipts (ADRs), Global Registered securities, exchanged-traded funds and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.

Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will be categorized as Level 3 securities. The escrow rights owned by the Dreman Contrarian Mid Cap Value Fund were valued with considerations that no market exists for the rights and any future payments are not expected.

Dreman Contrarian Funds (the “Funds”)

Notes to the Schedule of Investments - continued

January 31, 2012

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2012, while the breakdown, by category, of common stock is disclosed in the Schedule of Investments for each Fund.

Dreman Contrarian Funds (the “Funds”)

Notes to the Schedule of Investments - continued

January 31, 2012

(Unaudited)

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Dreman High Opportunity Fund
Common Stocks*	$108,404,469	$—	$—	$108,404,469
Exchange-Traded Funds	198,387	—	—	198,387
Money Market Securities	119,771	—	—	119,771

Total	108,722,627	—	—	108,722,627

Dreman Contrarian Mid Cap Value Fund
Common Stocks*	1,237,301	—		1,237,301
Escrow Rights	—	—	—	—
Money Market Securities	2,268	—	—	2,268

Total	1,239,569	—	—	1,239,569

Dreman Contrarian Small Cap Value Fund
Common Stocks*	94,002,285	—	—	94,002,285
Money Market Securities	2,831,118	—	—	2,831,118

Total	96,833,403	—	—	96,833,403

Dreman Market Over Reaction Fund
Common Stocks*	8,467,383	—	—	8,467,383
Money Market Securities	74,327	—	—	74,327

Total	8,541,710	—	—	8,541,710

Dreman Contrarian International Value Fund
Common Stocks*	1,495,840	—	—	1,495,840
Money Market Securities	13,230	—	—	13,230

Total	1,509,070	—	—	1,509,070

Dreman Contrarian Value Equity Fund
Common Stocks*	643,982	—	—	643,982
Money Market Securities	15,190	—	—	15,190

Total	659,172	—	—	659,172

*	Refer to the Schedule of Investments for industry classifications.

The Funds did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Dreman High Opportunity, Dreman Contrarian Small Cap Value, Dreman Market Over-Reaction, Dreman Contrarian International Value, and the Dreman Contrarian Value Equity Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Dreman Contrarian Mid Cap Value Fund held escrow rights, which were valued at $0.00 for the period ended January 31, 2012 and for the fiscal year ended October 31, 2011. There were no transactions, income, or changes in valuation for this security during the reporting period ended January 31, 2012.

The Trust recognizes significant transfers between fair value hierarchy levels during the reporting period. There were no significant transfers between all levels as of January 31, 2012.

At January 31, 2012, the cost and net unrealized appreciation (depreciation) of investments for tax purposes were as follows:

Dreman Contrarian Funds (the “Funds”)

Notes to the Schedule of Investments - continued

January 31, 2012

(Unaudited)

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Dreman High Opportunity Fund	$101,710,234	$14,255,549	$(7,243,156)	$7,012,393
Dreman Contrarian Mid Cap Value Fund	1,179,500	105,898	(45,829)	60,069
Dreman Contrarian Small Cap Value Fund	89,046,863	14,731,150	(6,944,610)	7,786,540
Dreman Market Over Reaction Fund	7,732,049	1,004,795	(195,134)	809,661
Dreman Contrarian International Value Fund	1,473,452	99,164	(63,546)	35,618
Dreman Contrarian Value Equity Fund	613,167	61,225	(15,220)	46,005

At of January 31, 2012, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and income from certain investments.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Dreman Contrarian Funds

By
/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	3-29-2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date	3-29-2012

By
/s/ Robert W. Silva
Robert W. Silva, Treasurer and Chief Financial Officer

Date	3-29-2012